THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Shares	Value
Communication Services — 14.7%
AT&T	765,435	$22,312,430
China Mobile ADR	354,850	13,367,200
Cinemark Holdings	366,350	3,733,107
Interpublic Group of Cos	847,270	13,717,301
Verizon Communications	443,155	23,810,718
		76,940,756

Consumer Discretionary — 12.6%
Cracker Barrel Old Country Store	116,485	9,693,882
General Motors	661,275	13,741,294
Genuine Parts	208,035	14,006,997
Home Depot	25,195	4,704,158
MDC Holdings	244,803	5,679,430
Target	194,060	18,041,758
		65,867,519

Consumer Staples — 7.6%
Flowers Foods	645,960	13,255,099
General Mills	253,240	13,363,475
Procter & Gamble	119,010	13,091,100
		39,709,674

Energy — 9.5%
Chevron	274,525	19,892,081
Dorchester Minerals LP (A)	154,723	1,440,471
Enterprise Products Partners (A)	1,280,015	18,304,215
Valero Energy	224,260	10,172,434
		49,809,201

Financials — 9.5%
CNA Financial	203,500	6,316,640
KeyCorp	1,560,465	16,182,022
Old Republic International	1,100,873	16,788,313
People’s United Financial	926,075	10,233,129
		49,520,104

Health Care — 20.6%
AbbVie	258,705	19,710,734
Gilead Sciences	155,245	11,606,116

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care — continued
Johnson & Johnson	141,660	$18,575,876
Pfizer	651,785	21,274,262
Roche Holding ADR	422,775	17,151,982
Sanofi ADR	446,205	19,508,083
		107,827,053

Industrials — 7.8%
3M	71,590	9,772,751
Cummins	76,515	10,354,010
Eaton	100,735	7,826,102
Emerson Electric	156,445	7,454,604
Snap-on	47,530	5,172,215
		40,579,682

Information Technology — 9.6%
Broadcom	51,500	12,210,650
Cisco Systems	337,680	13,274,201
Paychex	160,005	10,067,514
QUALCOMM	221,225	14,965,871
		50,518,236

Materials — 3.6%
Dow	164,695	4,815,682
Packaging Corp of America	97,375	8,455,071
Steel Dynamics	257,465	5,803,261
		19,074,014

Real Estate — 3.4%
Monmouth Real Estate Investment ‡	703,660	8,479,103
National Health Investors ‡	193,000	9,557,360
		18,036,463

TOTAL COMMON STOCK
(Cost $568,449,636)		517,882,702

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2020
(Unaudited)

SHORT-TERM INVESTMENT(B) — 0.9%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 0.290%
(Cost $4,990,106)	4,990,106	$4,990,106

TOTAL INVESTMENTS — 99.8%
(Cost $573,439,742)		$522,872,808

Percentages are based on Net Assets of $523,859,375.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At March 31, 2020, these securities amounted to $19,744,686 or 3.8% of net assets.
(B)	The reporting rate is the 7-day effective yield as of March 31, 2020.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HCM-QH-001-1600

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